Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 202,234
Notice	684,148
Term	598,032
Total deposits	1,484,414	$ 1,506,760
Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	33,102
Total deposits	33,102	30,412
Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	202,234
Notice	684,148
Term	370,540
Total deposits	1,256,922	1,268,680
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	23,531
Notice	489,462
Term	137,192
Total deposits	650,185	641,667
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	15,573
Notice	544
Term	17,190
Total deposits	33,307	57,698
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	163,130
Notice	194,142
Term	216,158
Total deposits	573,430	569,315
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	194,390
Total deposits	194,390	207,668
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	859,570
Canada [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	27,084
Canada [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	781,641
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	350,531
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	23,974
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	407,136
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	50,845
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	58,613	58,873
Canada [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	800,957	781,526
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	545,567
United States [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,283
United States [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	461,713
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	299,654
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,504
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	154,555
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	79,571
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,881	73,509
United States [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	472,686	504,896
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	79,277
International [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,735
International [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,568
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,829
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	11,739
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	63,974
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1	0
International [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 79,276	$ 87,956